Income Tax - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Income tax benefit (provision)	$ 24,542,000	$ (91,000)	$ (139,000)	$ (80,000)	$ (75,000)
Deferred tax assets, federal and state taxes	14,800,000
Deferred tax assets, associated with net losses incurred after conversion to Delaware Corporation	9,800,000
Deferred tax assets	24,600,000
Unrecognized tax benefits	$ 187,000